Expected credit loss measurement - On-balance sheet financial assets subject to ECL (Detail) - USD ($) $ in Millions	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Disclosure Of Credit Risk Exposure [Line Items]
Total allowances and provisions	$ (3,478)	$ (1,239)	$ (1,244)
Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,066,359	731,764	768,640
Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,064,192	729,686	766,407
Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	248,335	163,378	171,806
Amounts due from banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	20,457	14,151	28,206
Amounts due from banks | Amounts due from banks against Credit Suisse AG
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0	14,800
Receivables from securities financing transactions measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	82,027	73,403	74,128
Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	43,637	35,294	32,300
Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	608,910	390,908	405,633
Loans and advances to customers | of which: Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	255,281	165,559	174,400
Loans and advances to customers | of which: Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	88,141	50,512	54,305
Loans and advances to customers | of which: Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	28,619	14,397	14,431
Loans and advances to customers | of which: SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	23,698	11,911	12,694
Loans and advances to customers | of which: Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	148,546	114,615	117,924
Loans and advances to customers | of which: Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,927	1,840	2,041
Loans and advances to customers | of which: Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	5,795	3,202	2,889
Loans and advances to customers | of which: Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	8,549
Loans and advances to customers | of which: Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,886
Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	60,826	52,551	54,334
of which: Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,601	2,615	2,615
Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,167	2,078	2,233
Stages 1 and 2
Disclosure Of Credit Risk Exposure [Line Items]
Total allowances and provisions	1,203
Twelve-month expected credit losses | Stages 1 and 2
Disclosure Of Credit Risk Exposure [Line Items]
Total allowances and provisions	(597)	(303)	(308)
Twelve-month expected credit losses | Stages 1 and 2 | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,035,137	711,317	748,015
Twelve-month expected credit losses | Stages 1 and 2 | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,032,970	709,239	745,782
Twelve-month expected credit losses | Stages 1 and 2 | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	248,241	163,361	171,788
Twelve-month expected credit losses | Stages 1 and 2 | Amounts due from banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	20,125	14,088	28,191
Twelve-month expected credit losses | Stages 1 and 2 | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	82,028	73,403	74,128
Twelve-month expected credit losses | Stages 1 and 2 | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	43,637	35,294	32,300
Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	578,841	370,978	385,493
Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	244,008	155,129	163,617
Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	83,214	46,668	50,252
Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	23,612	12,186	12,594
Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	19,766	10,027	10,662
Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	147,529	114,580	117,874
Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,479	1,402	1,564
Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	5,558	3,180	2,873
Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	8,096
Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,689
Twelve-month expected credit losses | Stages 1 and 2 | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	60,098	52,114	53,882
Twelve-month expected credit losses | Stages 1 and 2 | of which: Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,408	2,430	2,422
Twelve-month expected credit losses | Stages 1 and 2 | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,167	2,078	2,233
Lifetime expected credit losses | Stages 1 and 2
Disclosure Of Credit Risk Exposure [Line Items]
Total allowances and provisions	(606)	(253)	(272)
Lifetime expected credit losses | Stages 1 and 2 | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	26,456	18,287	18,475
Lifetime expected credit losses | Stages 1 and 2 | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	26,456	18,287	18,475
Lifetime expected credit losses | Stages 1 and 2 | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	94	17	18
Lifetime expected credit losses | Stages 1 and 2 | Amounts due from banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	319	63	14
Lifetime expected credit losses | Stages 1 and 2 | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Lifetime expected credit losses | Stages 1 and 2 | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	25,506	17,908	18,131
Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	10,104	9,617	9,955
Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	4,580	3,830	4,038
Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	3,867	1,689	1,331
Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,591	1,366	1,524
Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	880	0	0
Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	408	399	438
Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	222	11	12
Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	427
Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	120
Lifetime expected credit losses | Stages 1 and 2 | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	537	299	312
Lifetime expected credit losses | Stages 1 and 2 | of which: Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	83	70	79
Lifetime expected credit losses | Stages 1 and 2 | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Lifetime expected credit losses | Stage 3
Disclosure Of Credit Risk Exposure [Line Items]
Total allowances and provisions	(2,275)	(683)	(664)
Lifetime expected credit losses | Stage 3 | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	4,766	2,160	2,150
Lifetime expected credit losses | Stage 3 | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	4,766	2,160	2,150
Lifetime expected credit losses | Stage 3 | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Lifetime expected credit losses | Stage 3 | Amounts due from banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	13	0	0
Lifetime expected credit losses | Stage 3 | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Lifetime expected credit losses | Stage 3 | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Lifetime expected credit losses | Stage 3 | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	4,563	2,022	2,009
Lifetime expected credit losses | Stage 3 | Loans and advances to customers | of which: Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,169	813	828
Lifetime expected credit losses | Stage 3 | Loans and advances to customers | of which: Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	347	13	15
Lifetime expected credit losses | Stage 3 | Loans and advances to customers | of which: Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,140	522	506
Lifetime expected credit losses | Stage 3 | Loans and advances to customers | of which: SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,341	518	508
Lifetime expected credit losses | Stage 3 | Loans and advances to customers | of which: Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	137	35	50
Lifetime expected credit losses | Stage 3 | Loans and advances to customers | of which: Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	40	38	39
Lifetime expected credit losses | Stage 3 | Loans and advances to customers | of which: Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	16	11	4
Lifetime expected credit losses | Stage 3 | Loans and advances to customers | of which: Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	25
Lifetime expected credit losses | Stage 3 | Loans and advances to customers | of which: Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	78
Lifetime expected credit losses | Stage 3 | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	191	138	141
Lifetime expected credit losses | Stage 3 | of which: Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	110	115	114
Lifetime expected credit losses | Stage 3 | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Gross carrying amount | Loans and advances to customers | of which: Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	255,462	165,707	174,555
Gross carrying amount | Loans and advances to customers | of which: Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	88,246	50,552	54,351
Gross carrying amount | Loans and advances to customers | of which: Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	29,360	14,667	14,671
Gross carrying amount | Loans and advances to customers | of which: SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	24,569	12,165	12,956
Gross carrying amount | Loans and advances to customers | of which: Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	148,647	114,634	117,946
Gross carrying amount | Loans and advances to customers | of which: Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,968	1,879	2,083
Gross carrying amount | Loans and advances to customers | of which: Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	5,945	3,313	3,008
Gross carrying amount | Loans and advances to customers | of which: Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	8,591
Gross carrying amount | Loans and advances to customers | of which: Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,998
Gross carrying amount | of which: Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,647	2,664	2,665
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	244,063	155,168	163,656
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	83,242	46,686	50,272
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	23,705	12,221	12,628
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	19,827	10,060	10,696
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	147,536	114,585	117,879
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,485	1,408	1,571
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	5,576	3,187	2,881
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	8,134
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,709
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | of which: Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,412	2,435	2,426
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	10,181	9,698	10,044
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	4,611	3,852	4,063
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	3,962	1,723	1,363
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,631	1,385	1,548
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	882	0	0
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	419	410	449
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	224	11	12
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	432
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	141
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | of which: Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	84	71	80
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | of which: Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,217	842	856
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | of which: Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	393	14	16
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | of which: Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,693	723	680
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | of which: SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,112	721	712
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | of which: Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	229	49	67
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | of which: Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	64	61	63
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | of which: Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	144	115	115
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | of which: Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	25
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | of which: Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	149
Gross carrying amount | Lifetime expected credit losses | Stage 3 | of which: Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	151	157	159
Allowance for expected credit loss | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(3,148)	(1,059)	(1,057)
Allowance for expected credit loss | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(3,148)	(1,059)	(1,057)
Allowance for expected credit loss | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(230)	(25)	(26)
Allowance for expected credit loss | Amounts due from banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(73)	(7)	(7)
Allowance for expected credit loss | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(2)	(2)	(2)
Allowance for expected credit loss | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Allowance for expected credit loss | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(2,696)	(936)	(935)
Allowance for expected credit loss | Loans and advances to customers | of which: Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(181)	(148)	(156)
Allowance for expected credit loss | Loans and advances to customers | of which: Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(104)	(41)	(46)
Allowance for expected credit loss | Loans and advances to customers | of which: Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(741)	(269)	(241)
Allowance for expected credit loss | Loans and advances to customers | of which: SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(871)	(255)	(262)
Allowance for expected credit loss | Loans and advances to customers | of which: Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(101)	(19)	(22)
Allowance for expected credit loss | Loans and advances to customers | of which: Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(41)	(40)	(42)
Allowance for expected credit loss | Loans and advances to customers | of which: Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(149)	(110)	(119)
Allowance for expected credit loss | Loans and advances to customers | of which: Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(42)
Allowance for expected credit loss | Loans and advances to customers | of which: Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(112)
Allowance for expected credit loss | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(148)	(90)	(87)
Allowance for expected credit loss | of which: Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(47)	(49)	(49)
Allowance for expected credit loss | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(396)	(191)	(197)
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(396)	(191)	(197)
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(1)	0	0
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Amounts due from banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(5)	(7)	(6)
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(2)	(2)	(2)
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(354)	(165)	(173)
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(56)	(38)	(39)
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(28)	(18)	(20)
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(93)	(34)	(34)
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(60)	(33)	(34)
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(7)	(5)	(5)
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(6)	(6)	(6)
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(18)	(7)	(7)
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(38)
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(20)
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(34)	(17)	(16)
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | of which: Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(4)	(6)	(4)
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(535)	(202)	(217)
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(535)	(202)	(217)
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(228)	(25)	(26)
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Amounts due from banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	(1)
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(299)	(171)	(185)
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(77)	(81)	(89)
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(31)	(23)	(25)
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(95)	(34)	(32)
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(40)	(19)	(24)
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(2)	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(11)	(10)	(11)
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(2)	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(4)
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(21)
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(8)	(5)	(5)
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | of which: Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(1)	(1)	(1)
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(2,217)	(667)	(643)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(2,217)	(667)	(643)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Amounts due from banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(67)	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(2,044)	(599)	(577)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | of which: Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(48)	(28)	(28)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | of which: Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(46)	(1)	(1)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | of which: Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(553)	(201)	(174)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | of which: SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(771)	(203)	(204)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | of which: Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(92)	(14)	(17)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | of which: Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(25)	(23)	(24)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | of which: Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(129)	(104)	(111)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | of which: Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | of which: Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(71)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(106)	(68)	(66)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | of which: Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(41)	(43)	(44)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ 0	$ 0	$ 0